Consolidated Statements of Changes in Equity ₨ in Millions, $ in Millions	USD ($)	INR (₨)	IFRS9 [member] INR (₨)	IFRS 15 [member] INR (₨)	Share capital [Member] USD ($)	Share capital [Member] INR (₨)	Additional paid-in capital [Member] USD ($)	Additional paid-in capital [Member] INR (₨)	Share Based Payment Reserve [member] USD ($)	Share Based Payment Reserve [member] INR (₨)	Currency translation reserve [Member] USD ($)	Currency translation reserve [Member] INR (₨)	Available-for-sale investments [Member] INR (₨)	Available-for-sale investments [Member] IFRS9 [member] INR (₨)	Debt Instruments Through Other Comprehensive Income [Member] USD ($)	Debt Instruments Through Other Comprehensive Income [Member] INR (₨)	Equity Instruments Through Other Comprehensive Income [member] USD ($)	Equity Instruments Through Other Comprehensive Income [member] INR (₨)	Equity Instruments Through Other Comprehensive Income [member] IFRS9 [member] INR (₨)	Share Based Payment Other Reserve [member] USD ($)	Share Based Payment Other Reserve [member] INR (₨)	Hedging reserve [Member] USD ($)	Hedging reserve [Member] INR (₨)	Hedging reserve [Member] IFRS9 [member] INR (₨)	Cost Of Hedging Reserve [member] USD ($)	Cost Of Hedging Reserve [member] INR (₨)	Cost Of Hedging Reserve [member] IFRS9 [member] INR (₨)	Other components of equity [Member] USD ($)	Other components of equity [Member] INR (₨)	Capital redemption reserve [Member] USD ($)	Capital redemption reserve [Member] INR (₨)	Debenture redemption reserve [Member] USD ($)	Debenture redemption reserve [Member] INR (₨)	Reserve for research and human resource development [Member] USD ($)	Reserve for research and human resource development [Member] INR (₨)	Special reserve [Member] USD ($)	Special reserve [Member] INR (₨)	Earned surplus reserve [Member] USD ($)	Earned surplus reserve [Member] INR (₨)	Retained earnings [Member] USD ($)	Retained earnings [Member] INR (₨)	Retained earnings [Member] IFRS9 [member] INR (₨)	Retained earnings [Member] IFRS 15 [member] INR (₨)	Reserves [Member] USD ($)	Reserves [Member] INR (₨)	Equity attributable to shareholders of Tata Motors Limited [Member] USD ($)	Equity attributable to shareholders of Tata Motors Limited [Member] INR (₨)	Equity attributable to shareholders of Tata Motors Limited [Member] IFRS9 [member] INR (₨)	Equity attributable to shareholders of Tata Motors Limited [Member] IFRS 15 [member] INR (₨)	Non-controlling interests [Member] USD ($)	Non-controlling interests [Member] INR (₨)
Balance at the beginning (Previously stated [member]) at Mar. 31, 2018		₨ 913,521.0				₨ 6,792.2		₨ 261,303.4				₨ 49,388.8	₨ 1,422.1										₨ (39,224.0)			₨ (4,473.1)					₨ 22.8		₨ 10,859.5		₨ 1,993.9		₨ 3,794.2		₨ 435.9		₨ 615,847.8						₨ 908,163.5				₨ 5,357.5
Balance at the beginning (Increase (decrease) due to changes in accounting policy required by IFRSs [member]) at Mar. 31, 2018			₨ (2,792.8)	₨ (418.0)										₨ (1,422.1)					₨ 1,392.8					₨ (2,819.8)			₨ 204.8															₨ (148.5)	₨ (418.0)					₨ (2,792.8)	₨ (418.0)
Balance at the beginning (Adjusted Balance [member]) at Mar. 31, 2018		910,310.2				6,792.2		261,303.4				49,388.8						₨ 1,392.8					(42,043.8)			(4,268.3)					22.8		10,859.5		1,993.9		3,794.2		435.9		615,281.3						904,952.7				5,348.2
Balance at the beginning at Mar. 31, 2018												49,388.8											(39,224.0)
Income (loss) for the year		(292,128.1)																																							(293,142.7)						(293,142.7)				1,014.6
Other comprehensive income /(loss) for the period		(50,076.5)										(21,000.2)						442.0					(8,127.3)			(5.1)															(21,380.1)						(50,070.7)				(5.8)
Total comprehensive income for the year		(342,204.6)										(21,000.2)						442.0					(8,127.3)			(5.1)															(314,522.8)						(343,213.4)				1,008.8
Amounts recognized in inventory		(9,097.6)																					(10,497.1)			1,399.5																					(9,097.6)
Non-controlling interest on Acquisitions during the period		(77.6)																																							12.6						12.6				(90.2)
Realized gain on investments held at fair value through Other comprehensive income																		(49.3)																							49.3
Dividend paid (including dividend tax)		(947.4)																																																	(947.4)
Share based payments		84.4								₨ 84.4																																					84.4
Transfer (from)/to retained earnings																																					614.0		15.9		(629.9)
Balance at the end (Previously stated [member]) at Mar. 31, 2019		558,067.4				6,792.2		261,303.4		84.4		28,388.6						1,785.5					(60,668.2)			(2,873.9)					22.8		10,859.5		1,993.9		4,408.2		451.8		300,190.5						552,738.7				5,328.7
Balance at the end (Increase (decrease) due to changes in accounting policy required by IFRSs [member]) at Mar. 31, 2019			₨ (1,961.4)																																							₨ (1,961.4)						₨ (1,961.4)
Balance at the end (Adjusted Balance [member]) at Mar. 31, 2019		556,106.0				6,792.2		261,303.4		84.4		28,388.6						1,785.5					(60,668.2)			(2,873.9)					22.8		10,859.5		1,993.9		4,408.2		451.8		298,229.1						550,777.3				5,328.7
Balance at the end at Mar. 31, 2019		558,067.4				6,792.2		261,303.4		84.4		28,388.6						1,785.5			₨ 261,387.8		(60,668.2)			(2,873.9)			₨ (33,368.0)		22.8		10,859.5		1,993.9		4,408.2		451.8		300,190.5				₨ 317,926.7		552,738.7				5,328.7
Income (loss) for the year		(112,984.1)																																							(113,940.3)						(113,940.3)				956.2
Other comprehensive income /(loss) for the period		116,563.8										23,033.9				₨ 886.3		(1,394.5)					22,214.0			(2,628.2)															74,327.5						116,439.0				124.8
Total comprehensive income for the year		3,579.7										23,033.9				886.3		(1,394.5)					22,214.0			(2,628.2)															(39,612.8)						2,498.7				1,080.9
Amounts recognized in inventory		(2,409.5)																					(3,482.9)			1,073.4																					(2,409.5)
Issue of shares pursuant to preferential allotment		30,212.7				403.2		29,809.5																																							30,212.7
Issue of warrants		8,675.0						8,675.0																																							8,675.0
Buyback of shares		(221.5)																																																	(221.5)
Issue of perpetual instrument classified as equity by a subsidiary		2,500.0																																																	2,500.0
Dividend paid (including dividend tax)		(454.7)																																																	(454.7)
Share based payments		47.0								47.0																																					47.0
Transfer (from)/to retained earnings																																	(471.0)				495.9				(24.9)
Balance at the end (Previously stated [member]) at Mar. 31, 2020		598,034.7				7,195.4		299,787.9		131.4		51,422.5				886.3		391.0					(41,937.1)			(4,428.7)					22.8		10,388.5		1,993.9		4,904.1		451.8		258,591.4						589,801.2				8,233.5
Balance at the end at Mar. 31, 2020		598,034.7				7,195.4		299,787.9		131.4	$ 703.4	51,422.5				886.3		391.0			299,919.3	$ (573.6)	(41,937.1)			(4,428.7)			6,334.0		22.8		10,388.5		1,993.9		4,904.1		451.8		258,591.4				276,352.5		589,801.2				8,233.5
Income (loss) for the year	$ (1,944.1)	(142,138.0)																																							(142,700.9)						(142,700.9)				562.9
Other comprehensive income /(loss) for the period	396.8	29,011.3										38,269.5				1,681.5		4,026.1					40,346.2			3,549.2															(59,052.8)						28,819.7				191.6
Total comprehensive income for the year | Adjusted Balance [member]		(113,126.7)
Total comprehensive income for the year	(1,547.3)	(113,126.7)										38,269.5				1,681.5		4,026.1					40,346.2			3,549.2															(201,753.7)						(113,881.2)				754.5
Amounts recognized in inventory		1,242.2																					368.8			873.4																					1,242.2
Issue of shares pursuant to preferential allotment		26,025.1				462.7		25,562.4																																	0.0						26,025.1
Shares issued to non-controlling interests		2.4																																																	2.4
Issue of perpetual instrument classified as equity by a subsidiary		7,130.0																																																	7,130.0
Non-controlling interest on Acquisitions during the period		25.2																																							25.2						25.2
Realized gain on investments held at fair value through Other comprehensive income																		(43.6)																							43.6
Dividend paid (including dividend tax)		(287.5)																																																	(287.5)
Share based payments		90.4								90.4																																					90.4
Transfer (from)/to retained earnings		0.0																															(1,344.0)				887.2				456.8
Balance at the end at Mar. 31, 2021	$ 7,100.8	₨ 519,135.8			$ 104.7	₨ 7,658.1	$ 4,450.2	₨ 325,350.3	$ 3.0	₨ 221.8	$ 1,226.9	₨ 89,692.0			$ 35.1	₨ 2,567.8	$ 59.8	₨ 4,373.5		$ 4,453.2	₨ 325,572.1	$ (16.7)	₨ (1,222.1)		$ (0.1)	₨ (6.1)		$ 1,305.0	₨ 95,405.1	$ 0.3	₨ 22.8	$ 123.7	₨ 9,044.5	$ 27.3	₨ 1,993.9	$ 79.2	₨ 5,791.3	$ 6.2	₨ 451.8	$ 784.6	₨ 57,363.3			$ 1,021.3	₨ 74,667.6	$ 6,884.2	₨ 503,302.9			$ 216.6	₨ 15,832.9